Goodwill and Other Intangible Assets (Intangible Assets and Related Accumulated Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 4,941	$ 1,964
Less accumulated amortization	(703)	(568)
Total finite-lived intangible assets, net	4,238	1,396
Total other indefinite-lived intangible assets	6,520	6,384
Total other intangible assets, net	10,758	7,780	$ 9,323
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 3,952	1,254
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	25 years
Russell Licensing Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 184	184
Finite-lived intangible asset, useful life	10 years
Database Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 76	0
Finite-lived intangible asset, useful life	4 years
Market Data Provider Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 11	0
Finite-lived intangible asset, useful life	20 years
Trading Products With Finite Lives [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 237	262
Finite-lived intangible asset, useful life	20 years
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 37	34
Noncompete Agreements [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Noncompete Agreements [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 391	211
Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	2 years 6 months
Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	11 years
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 53	19
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	1 year
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	5 years
Exchange Registrations and Licenses with Indefinite Lives [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	$ 6,086	6,096
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	297	280
In Process Research and Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	129	0
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Total other indefinite-lived intangible assets	$ 8	$ 8